CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of Comprehensive Income [Abstract]
Revenues, related parties amounts	¥ 5,994	¥ 33,068	¥ 41,782
Cost of revenues, related parties amounts		1,414	7,111
Research and development expenses, related parties amounts	1,974	5,667
Foreign currency translation adjustment, income taxes	0	0	0
Unrealized loss on available for sale investment, income taxes	0	0	0
Reclassification adjustment for loss on available for sale securities realized in net income, income taxes	¥ 0	¥ 0	¥ 0